EARNINGS PER SHARE (Schedule of Diluted Earnings Per Share) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
EARNINGS PER SHARE [Abstract]
Net income applicable to ordinary shareholders - diluted	$ 7,838	$ 4,956,000	$ 984,000
Weighted average ordinary shares outstanding	21,902,057	7,544,387	2,996,624
Add- additional shares from the assumed exercise of employee options and restricted shares vesting	1,308,516	1,742,069	465,253
Weighted average number of shares used in the computation of diluted earnings per share	23,210,573	9,286,456	3,461,877
Diluted earnings per share	$ 0.34	$ 0.53	$ 0.28